FAIR VALUE MEASUREMENTS - RECURRING FAIR VALUE MEASURES (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	$ 508	$ 619
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	52	91
Nuclear decomissioning trusts - Municipal debt securities	206	156
Nuclear decommissioning trusts - Other debt securities	141	182
Nuclear decommissioning trusts - Total debt securities	399	429
Nuclear Decommissioning trust netting	0	0
Total nuclear decommissioning trusts	907	1,048
Derivative Asset, Netting	41	24
Assets fair value disclosure, total	1,072	1,188
Derivative Liability, Netting	(35)	(58)
Liabilities fair value disclosure, total	441	242
Interest Rate and Foreign Exchange Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	9	5
Derivative Asset, Netting	0	0
Derivative Liability	252	171
Derivative Liability, Netting	0	0
Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	24	34
Derivative Asset, Netting	9	(4)
Derivative Liability	10	4
Derivative Liability, Netting	(17)	(4)
Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	132	101
Derivative Asset, Netting	32	28
Derivative Liability	179	67
Derivative Liability, Netting	(18)	(54)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	508	619
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	36	47
Nuclear decomissioning trusts - Municipal debt securities	0	0
Nuclear decommissioning trusts - Other debt securities	0	0
Nuclear decommissioning trusts - Total debt securities	36	47
Total nuclear decommissioning trusts	544	666
Assets fair value disclosure, total	545	688
Liabilities fair value disclosure, total	35	5
Level 1 [Member] | Interest Rate and Foreign Exchange Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 1 [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	22
Derivative Liability	16	5
Level 1 [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1	0
Derivative Liability	19	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	16	44
Nuclear decomissioning trusts - Municipal debt securities	206	156
Nuclear decommissioning trusts - Other debt securities	141	182
Nuclear decommissioning trusts - Total debt securities	363	382
Total nuclear decommissioning trusts	363	382
Assets fair value disclosure, total	390	404
Liabilities fair value disclosure, total	271	242
Level 2 [Member] | Interest Rate and Foreign Exchange Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	9	5
Derivative Liability	252	171
Level 2 [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	15	16
Derivative Liability	11	3
Level 2 [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	3	1
Derivative Liability	8	68
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0	0
Nuclear decomissioning trusts - Municipal debt securities	0	0
Nuclear decommissioning trusts - Other debt securities	0	0
Nuclear decommissioning trusts - Total debt securities	0	0
Total nuclear decommissioning trusts	0	0
Assets fair value disclosure, total	96	72
Liabilities fair value disclosure, total	170	53
Level 3 [Member] | Interest Rate and Foreign Exchange Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 3 [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 3 [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	96	72
Derivative Liability	170	53
San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	508	619
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	52	91
Nuclear decomissioning trusts - Municipal debt securities	206	156
Nuclear decommissioning trusts - Other debt securities	141	182
Nuclear decommissioning trusts - Total debt securities	399	429
Nuclear Decommissioning trust netting	0	0
Total nuclear decommissioning trusts	907	1,048
Derivative Asset, Netting	31	28
Assets fair value disclosure, total	1,037	1,148
Derivative Liability, Netting	(16)	(55)
Liabilities fair value disclosure, total	203	103
San Diego Gas and Electric Company [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1	1
Derivative Asset, Netting	1	1
Derivative Liability		0
Derivative Liability, Netting		(1)
San Diego Gas and Electric Company [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	129	99
Derivative Asset, Netting	30	27
Derivative Liability	178	66
Derivative Liability, Netting	(16)	(54)
San Diego Gas and Electric Company [Member] | Interest rate instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	25	37
Derivative Liability, Netting	0	0
San Diego Gas and Electric Company [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	508	619
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	36	47
Nuclear decomissioning trusts - Municipal debt securities	0	0
Nuclear decommissioning trusts - Other debt securities	0	0
Nuclear decommissioning trusts - Total debt securities	36	47
Total nuclear decommissioning trusts	544	666
Assets fair value disclosure, total	545	666
Liabilities fair value disclosure, total	17	1
San Diego Gas and Electric Company [Member] | Level 1 [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability		1
San Diego Gas and Electric Company [Member] | Level 1 [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1	0
Derivative Liability	17	0
San Diego Gas and Electric Company [Member] | Level 1 [Member] | Interest rate instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0	0
San Diego Gas and Electric Company [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	16	44
Nuclear decomissioning trusts - Municipal debt securities	206	156
Nuclear decommissioning trusts - Other debt securities	141	182
Nuclear decommissioning trusts - Total debt securities	363	382
Total nuclear decommissioning trusts	363	382
Assets fair value disclosure, total	365	382
Liabilities fair value disclosure, total	32	104
San Diego Gas and Electric Company [Member] | Level 2 [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability		0
San Diego Gas and Electric Company [Member] | Level 2 [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	2	0
Derivative Liability	7	67
San Diego Gas and Electric Company [Member] | Level 2 [Member] | Interest rate instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	25	37
San Diego Gas and Electric Company [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0	0
Nuclear decomissioning trusts - Municipal debt securities	0	0
Nuclear decommissioning trusts - Other debt securities	0	0
Nuclear decommissioning trusts - Total debt securities	0	0
Total nuclear decommissioning trusts	0	0
Assets fair value disclosure, total	96	72
Liabilities fair value disclosure, total	170	53
San Diego Gas and Electric Company [Member] | Level 3 [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability		0
San Diego Gas and Electric Company [Member] | Level 3 [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	96	72
Derivative Liability	170	53
San Diego Gas and Electric Company [Member] | Level 3 [Member] | Interest rate instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0	0
Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Netting	3	1
Assets fair value disclosure, total	4	2
Derivative Liability, Netting	(2)	(1)
Liabilities fair value disclosure, total	1	1
Southern California Gas Company [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1
Derivative Asset, Netting	1
Derivative Liability		0
Derivative Liability, Netting		(1)
Southern California Gas Company [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	3	2
Derivative Asset, Netting	2	1
Derivative Liability	1	1
Derivative Liability, Netting	(2)	0
Southern California Gas Company [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value disclosure, total	0	0
Liabilities fair value disclosure, total	2	1
Southern California Gas Company [Member] | Level 1 [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0
Derivative Liability		1
Southern California Gas Company [Member] | Level 1 [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	2	0
Southern California Gas Company [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value disclosure, total	1	1
Liabilities fair value disclosure, total	1	1
Southern California Gas Company [Member] | Level 2 [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0
Derivative Liability		0
Southern California Gas Company [Member] | Level 2 [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1	1
Derivative Liability	1	1
Southern California Gas Company [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value disclosure, total	0	0
Liabilities fair value disclosure, total	0	0
Southern California Gas Company [Member] | Level 3 [Member] | Commodity contracts not subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0
Derivative Liability		0
Southern California Gas Company [Member] | Level 3 [Member] | Commodity contracts subject to rate recovery [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	$ 0	$ 0